Financial instruments and risk management - Credit Risk (Details) - Trade receivables - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of financial assets that are either past due or impaired [line items]
Write-off against the loss allowance due to bad debts	$ 395	$ 1,102
Write-off directly to bad debt	775	0
Credit risk
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,308	7,471
Credit risk | Cost | Current (for less than 30 days)
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,619	2,449
Credit risk | Cost | 31 – 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	79	1,234
Credit risk | Cost | 61 – 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19	934
Credit risk | Cost | Greater than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,116	3,390
Credit risk | Accumulated depreciation, amortisation and impairment
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (525)	$ (536)